Shareholder Fees (Vanguard Value Index Fund Retail)	Vanguard Value Index Fund Vanguard Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Value Index Fund Vanguard Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20